PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule of prepaid expenses and other current assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 4,747,952	$ 171,909
Other current assets	163,626	58,779
Total	$ 4,911,578	$ 230,688